Note 8 – Liability for Equity-Linked Financial Instruments (Details) - Original Valuations, Annual Gain (Loss) and End of Year Valuations - USD ($)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Class of Warrant or Right [Line Items]
Value	$ 31,506	$ 31,332	$ 25,553	$ 12,698	$ 39,743	$ 169,854	$ 790,596						$ 702,205	$ 479,910
Gain (Loss)				617	(738)	20,847	(369,642)							(390,368)
Total														790,596
Total				617	(738)	20,847	(369,642)							(390,368)
Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)													(369,642)
Total													(369,642)
Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value				12,081	40,481	149,007	1,071,847						1,071,847	870,278
Total													1,071,847
Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)	20,891	30,740	25,014	12,053	40,419	147,403	1,145,292					$ 1,145,292		868,772
Total	20,891	30,740	25,014	12,053	40,419	147,403	1,145,292					1,145,292		868,772
Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value	10,615	592	539	28	62	1,604	14,946							1,506
Total												14,946
Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)	(44,160)	(6,122)	(5,570)	(724)	(1,562)	(4,689)	(151,117)				$ (151,117)			(88,290)
Total	(44,160)	(6,122)	(5,570)	(724)	(1,562)	(4,689)	(151,117)				(151,117)			(88,290)
Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value	54,775	6,714	6,109	752	1,624	6,293	166,063							89,796
Total											166,063
Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)	1,338	6,083	3,701	415	910	6,293	(3,116)			$ (3,116)				(21,856)
Total	1,338	6,083	3,701	415	910	$ 6,293	(3,116)			(3,116)				(21,856)
Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value	53,437	631	2,408	337	714		169,179							111,652
Total										169,179
Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)	53,437	631	2,408	337	714		157,580		$ 157,580					100,053
Total	$ 53,437	$ 631	$ 2,408	$ 337	$ 714		157,580		157,580					100,053
Value At 2013 [Member]
Class of Warrant or Right [Line Items]
Value							11,599							11,599
Total									11,599
Gain Loss 2014 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)							11,599	$ 11,599						11,599
Total							$ 11,599	11,599						11,599
January 1, 2009 Adoption [Member]
Class of Warrant or Right [Line Items]
Value														479,910
January 1, 2009 Adoption [Member] | Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)													(390,368)
Total													(390,368)
January 1, 2009 Adoption [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value													870,278
January 1, 2009 Adoption [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)												868,772
Total												868,772
January 1, 2009 Adoption [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value												1,506
January 1, 2009 Adoption [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)											(88,290)
Total											(88,290)
January 1, 2009 Adoption [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value											89,796
January 1, 2009 Adoption [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)										(21,856)
Total										(21,856)
January 1, 2009 Adoption [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value										111,652
January 1, 2009 Adoption [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)									100,053
Total									100,053
January 1, 2009 Adoption [Member] | Value At 2013 [Member]
Class of Warrant or Right [Line Items]
Value									11,599
January 1, 2009 Adoption [Member] | Gain Loss 2014 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)								11,599
Total								$ 11,599
Issued in Quarter Ended 6/30/2009 [Member]
Class of Warrant or Right [Line Items]
Value														169,854
Issued in Quarter Ended 6/30/2009 [Member] | Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)													20,847
Total													20,847
Issued in Quarter Ended 6/30/2009 [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value													149,007
Issued in Quarter Ended 6/30/2009 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)												147,403
Total												147,403
Issued in Quarter Ended 6/30/2009 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value												1,604
Issued in Quarter Ended 6/30/2009 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)											(4,689)
Total											(4,689)
Issued in Quarter Ended 6/30/2009 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value											6,293
Issued in Quarter Ended 6/30/2009 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)										6,293
Total										6,293
Warrants Issued in Quarter Ended 9/30/2009 [Member]
Class of Warrant or Right [Line Items]
Value														39,743
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)													(738)
Total													(738)
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value													40,481
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)												40,419
Total												40,419
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value												62
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)											(1,562)
Total											(1,562)
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value											1,624
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)										910
Total										910
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value										714
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)									714
Total									714
Issued in Quarter Ended 12/31/2009 [Member]
Class of Warrant or Right [Line Items]
Value														12,698
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)													617
Total													617
Issued in Quarter Ended 12/31/2009 [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value													12,081
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)												12,053
Total												12,053
Issued in Quarter Ended 12/31/2009 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value												28
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)											(724)
Total											(724)
Issued in Quarter Ended 12/31/2009 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value											752
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)										415
Total										415
Issued in Quarter Ended 12/31/2009 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value										337
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)									337
Total									337
Issued in 2009 and January 1, 2009 Adoption [Member]
Class of Warrant or Right [Line Items]
Value														702,205
Issued in 2009 and January 1, 2009 Adoption [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value													$ 1,071,847
Issued in Quarter Ended 3/31/2010 [Member]
Class of Warrant or Right [Line Items]
Value														25,553
Issued in Quarter Ended 3/31/2010 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)												25,014
Total												25,014
Issued in Quarter Ended 3/31/2010 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value												539
Issued in Quarter Ended 3/31/2010 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)											(5,570)
Total											(5,570)
Issued in Quarter Ended 3/31/2010 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value											6,109
Issued in Quarter Ended 3/31/2010 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)										3,701
Total										3,701
Issued in Quarter Ended 3/31/2010 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value										2,408
Issued in Quarter Ended 3/31/2010 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)									2,408
Total									2,408
Issued in Quarter Ended 6/30/2010 [Member]
Class of Warrant or Right [Line Items]
Value														31,332
Issued in Quarter Ended 6/30/2010 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)												30,740
Total												30,740
Issued in Quarter Ended 6/30/2010 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value												592
Issued in Quarter Ended 6/30/2010 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)											(6,122)
Total											(6,122)
Issued in Quarter Ended 6/30/2010 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value											6,714
Issued in Quarter Ended 6/30/2010 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)										6,083
Total										6,083
Issued in Quarter Ended 6/30/2010 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value										631
Issued in Quarter Ended 6/30/2010 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)									631
Total									631
Issued in Quarter Ended 9/30/2010 [Member]
Class of Warrant or Right [Line Items]
Value														$ 31,506
Issued in Quarter Ended 9/30/2010 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)												20,891
Total												20,891
Issued in Quarter Ended 9/30/2010 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value												$ 10,615
Issued in Quarter Ended 9/30/2010 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)											(44,160)
Total											(44,160)
Issued in Quarter Ended 9/30/2010 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value											$ 54,775
Issued in Quarter Ended 9/30/2010 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)										1,338
Total										1,338
Issued in Quarter Ended 9/30/2010 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value										$ 53,437
Issued in Quarter Ended 9/30/2010 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)									53,437
Total									$ 53,437